Distribution Date:	08/17/26	Benchmark 2018-B4 Mortgage Trust
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2018-B4

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Deutsche Mortgage & Asset Receiving Corporation
Certificate Factor Detail	3		Lainie Kaye		cmbs.requests@db.com
Certificate Interest Reconciliation Detail	4		1 Columbus Circle | New York, NY 10019 | United States
		Master Servicer	Trimont LLC
Additional Information	5
			Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Cash Flows	6
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Certificate Ratings Detail	7	Special Servicer	CWCapital Asset Management LLC
Bond / Collateral Reconciliation - Balances	8		Attention: Brian Hanson		bhanson@cwcapital.com
Current Mortgage Loan and Property Stratification	9-13		900 19th Street NW, 8th Floor | Washington, DC 20006 | United States
Mortgage Loan Detail (Part 1)	14-15	Operating Advisor & Asset	Park Bridge Lender Services LLC
		Representations Reviewer
Mortgage Loan Detail (Part 2)	16-17
			David Rodgers	(212) 230-9025
Principal Prepayment Detail	18		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Historical Detail	19	Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Delinquency Loan Detail	20		Bank, N.A.
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Collateral Stratification and Historical Detail	21				trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 1	22		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Specially Serviced Loan Detail - Part 2	23	Trustee	Wilmington Trust, National Association
Modified Loan Detail	24		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
			1100 North Market Street | Wilmington, DE 19890 | United States
Historical Liquidated Loan Detail	25
		Rating Agency	Standard & Poor's Rating Services
Historical Bond / Collateral Loss Reconciliation Detail	26
				(212) 438-2430
Interest Shortfall Detail - Collateral Level	27
			55 Water Street | New York, NY 10041 | United States
Supplemental Notes	28	Rating Agency	DBRS, Inc.
			US office	(312) 332-3492
			333 West Wacker Drive, Suite 1800 | Chicago, IL 60606 | United States
		Rating Agency	Fitch Ratings, Inc.
				(212) 908-0500
			33 Whitehall Street | New York, NY 10004 | United States
		Controlling Class	Barings LLC
		Representative
			-

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 28

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	08161HAA8	3.125000%	22,568,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	08161HAB6	3.976000%	137,057,000.00	15,945,014.33	0.00	52,831.15	0.00	0.00	52,831.15	15,945,014.33	35.16%	30.00%
A-3	08161HAC4	3.886000%	30,000,000.00	30,000,000.00	0.00	97,150.00	0.00	0.00	97,150.00	30,000,000.00	35.16%	30.00%
A-SB	08161HAD2	4.059000%	41,328,000.00	15,777,906.13	730,564.19	53,368.77	0.00	0.00	783,932.96	15,047,341.94	35.16%	30.00%
A-4	08161HAE0	3.858000%	240,000,000.00	240,000,000.00	0.00	771,600.00	0.00	0.00	771,600.00	240,000,000.00	35.16%	30.00%
A-5	08161HAF7	4.121000%	339,983,000.00	339,983,000.00	0.00	1,167,558.29	0.00	0.00	1,167,558.29	339,983,000.00	35.16%	30.00%
A-M	08161HAH3	4.311000%	111,503,000.00	111,503,000.00	0.00	400,574.53	0.00	0.00	400,574.53	111,503,000.00	23.88%	20.38%
B	08161HAJ9	4.430000%	55,028,000.00	55,028,000.00	0.00	203,145.03	0.00	0.00	203,145.03	55,028,000.00	18.31%	15.63%
C	08161HAK6	4.660888%	49,236,000.00	49,236,000.00	0.00	191,236.24	0.00	0.00	191,236.24	49,236,000.00	13.33%	11.38%
D	08161HAQ3	2.910888%	23,000,000.00	23,000,000.00	0.00	55,792.02	0.00	0.00	55,792.02	23,000,000.00	11.00%	9.39%
E-RR*	08161HAT7	4.660888%	34,924,000.00	34,924,000.00	0.00	135,647.38	0.00	0.00	135,647.38	34,924,000.00	7.47%	6.38%
F-RR	08161HAV2	4.660888%	21,721,000.00	21,721,000.00	0.00	55,405.72	0.00	0.00	55,405.72	21,721,000.00	5.27%	4.50%
G-RR	08161HAX8	4.660888%	11,585,000.00	11,585,000.00	0.00	0.00	0.00	0.00	0.00	11,585,000.00	4.10%	3.50%
H-RR	08161HAZ3	4.660888%	40,547,279.00	40,547,279.00	0.00	0.00	0.00	0.00	0.00	40,547,279.00	0.00%	0.00%
S	08161HBA7	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	08161HBB5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			1,158,480,279.00	989,250,199.46	730,564.19	3,184,309.13	0.00	0.00	3,914,873.32	988,519,635.27

X-A	08161HAG5	0.609291%	922,439,000.00	753,208,920.46	0.00	382,436.03	0.00	0.00	382,436.03	752,478,356.27
X-B	08161HAL4	0.230888%	55,028,000.00	55,028,000.00	0.00	10,587.76	0.00	0.00	10,587.76	55,028,000.00
X-D	08161HAN0	1.750000%	23,000,000.00	23,000,000.00	0.00	33,541.67	0.00	0.00	33,541.67	23,000,000.00
Notional SubTotal			1,000,467,000.00	831,236,920.46	0.00	426,565.46	0.00	0.00	426,565.46	830,506,356.27

Deal Distribution Total					730,564.19	3,610,874.59	0.00	0.00	4,341,438.78

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 28

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	08161HAA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	08161HAB6	116.33856228	0.00000000	0.38546845	0.00000000	0.00000000	0.00000000	0.00000000	0.38546845	116.33856228
A-3	08161HAC4	1,000.00000000	0.00000000	3.23833333	0.00000000	0.00000000	0.00000000	0.00000000	3.23833333	1,000.00000000
A-SB	08161HAD2	381.77279641	17.67722101	1.29134654	0.00000000	0.00000000	0.00000000	0.00000000	18.96856756	364.09557540
A-4	08161HAE0	1,000.00000000	0.00000000	3.21500000	0.00000000	0.00000000	0.00000000	0.00000000	3.21500000	1,000.00000000
A-5	08161HAF7	1,000.00000000	0.00000000	3.43416668	0.00000000	0.00000000	0.00000000	0.00000000	3.43416668	1,000.00000000
A-M	08161HAH3	1,000.00000000	0.00000000	3.59250002	0.00000000	0.00000000	0.00000000	0.00000000	3.59250002	1,000.00000000
B	08161HAJ9	1,000.00000000	0.00000000	3.69166661	0.00000000	0.00000000	0.00000000	0.00000000	3.69166661	1,000.00000000
C	08161HAK6	1,000.00000000	0.00000000	3.88407344	0.00000000	0.00000000	0.00000000	0.00000000	3.88407344	1,000.00000000
D	08161HAQ3	1,000.00000000	0.00000000	2.42574000	0.00000000	0.00000000	0.00000000	0.00000000	2.42574000	1,000.00000000
E-RR	08161HAT7	1,000.00000000	0.00000000	3.88407342	0.00000000	0.00000000	0.00000000	0.00000000	3.88407342	1,000.00000000
F-RR	08161HAV2	1,000.00000000	0.00000000	2.55079048	1.33328300	4.68957414	0.00000000	0.00000000	2.55079048	1,000.00000000
G-RR	08161HAX8	1,000.00000000	0.00000000	0.00000000	3.88407337	13.03855244	0.00000000	0.00000000	0.00000000	1,000.00000000
H-RR	08161HAZ3	1,000.00000000	0.00000000	0.00000000	3.88407345	51.10812664	0.00000000	0.00000000	0.00000000	1,000.00000000
S	08161HBA7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	08161HBB5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	08161HAG5	816.54062812	0.00000000	0.41459222	0.00000000	0.00000000	0.00000000	0.00000000	0.41459222	815.74863625
X-B	08161HAL4	1,000.00000000	0.00000000	0.19240677	0.00000000	0.00000000	0.00000000	0.00000000	0.19240677	1,000.00000000
X-D	08161HAN0	1,000.00000000	0.00000000	1.45833348	0.00000000	0.00000000	0.00000000	0.00000000	1.45833348	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 28

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	07/01/26 - 07/30/26	30	0.00	52,831.15	0.00	52,831.15	0.00	0.00	0.00	52,831.15	0.00
A-3	07/01/26 - 07/30/26	30	0.00	97,150.00	0.00	97,150.00	0.00	0.00	0.00	97,150.00	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	53,368.77	0.00	53,368.77	0.00	0.00	0.00	53,368.77	0.00
A-4	07/01/26 - 07/30/26	30	0.00	771,600.00	0.00	771,600.00	0.00	0.00	0.00	771,600.00	0.00
A-5	07/01/26 - 07/30/26	30	0.00	1,167,558.29	0.00	1,167,558.29	0.00	0.00	0.00	1,167,558.29	0.00
X-A	07/01/26 - 07/30/26	30	0.00	382,436.03	0.00	382,436.03	0.00	0.00	0.00	382,436.03	0.00
X-B	07/01/26 - 07/30/26	30	0.00	10,587.76	0.00	10,587.76	0.00	0.00	0.00	10,587.76	0.00
X-D	07/01/26 - 07/30/26	30	0.00	33,541.67	0.00	33,541.67	0.00	0.00	0.00	33,541.67	0.00
A-M	07/01/26 - 07/30/26	30	0.00	400,574.53	0.00	400,574.53	0.00	0.00	0.00	400,574.53	0.00
B	07/01/26 - 07/30/26	30	0.00	203,145.03	0.00	203,145.03	0.00	0.00	0.00	203,145.03	0.00
C	07/01/26 - 07/30/26	30	0.00	191,236.24	0.00	191,236.24	0.00	0.00	0.00	191,236.24	0.00
D	07/01/26 - 07/30/26	30	0.00	55,792.02	0.00	55,792.02	0.00	0.00	0.00	55,792.02	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	135,647.38	0.00	135,647.38	0.00	0.00	0.00	135,647.38	0.00
F-RR	07/01/26 - 07/30/26	30	72,902.00	84,365.96	0.00	84,365.96	28,960.24	0.00	0.00	55,405.72	101,862.24
G-RR	07/01/26 - 07/30/26	30	106,054.64	44,996.99	0.00	44,996.99	44,996.99	0.00	0.00	0.00	151,051.63
H-RR	07/01/26 - 07/30/26	30	1,914,806.86	157,488.61	0.00	157,488.61	157,488.61	0.00	0.00	0.00	2,072,295.47
Totals			2,093,763.50	3,842,320.43	0.00	3,842,320.43	231,445.84	0.00	0.00	3,610,874.59	2,325,209.34

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 28

	Additional Information
Total Available Distribution Amount (1)	4,341,438.78
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 5 of 28

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	3,851,786.74	Master Servicing Fee	6,367.75
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,857.86
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	425.44
ARD Interest	0.00	Operating Advisor Fee	1,896.09
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	0.00
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	3,851,786.74	Total Fees	13,837.14

Principal		Expenses/Reimbursements
Scheduled Principal	730,564.19	Reimbursement for Interest on Advances	76.26
Unscheduled Principal Collections		ASER Amount	202,987.40
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	22,978.42
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	1,032.92
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	730,564.19	Total Expenses/Reimbursements	227,075.00

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	3,610,874.59
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	730,564.19
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	4,341,438.78
Total Funds Collected	4,582,350.93	Total Funds Distributed	4,582,350.92

© 2021 Computershare. All rights reserved. Confidential.			Page 6 of 28

Certificate Ratings Detail

				DBRS, Inc.		Fitch Ratings, Inc.		Standard & Poor's Rating Services
				Date Last			Date Last			Date Last
Class		CUSIP	Original	Current¹	Original	Current¹		Original	Current¹
				Changed			Changed			Changed
	A1	08161HAA8	AAA	N/A	AAA	PIF	08/01/26	AAA	N'A	08/01/26
	A2	08161HAB6	AAA	AAA	AAA	AAA	08/01/26	AAA	AAA	08/01/26
	A3	08161HAC4	AAA	AAA	AAA	AAA	08/01/26	AAA	AAA	08/01/26
	ASB	08161HAD2	AAA	AAA	AAA	AAA	08/01/26	AAA	AAA	08/01/26
	A4	08161HAE0	AAA	AAA	AAA	AAA	08/01/26	AAA	AAA	08/01/26
	A5	08161HAF7	AAA	AAA	AAA	AAA	08/01/26	AAA	AAA	08/01/26
	XA	08161HAG5	AAA	AAA	AAA	AA-	08/01/26	NR	N'A	08/01/26
	XB	08161HAL4	AA	AA (high)	AA-	A-	08/01/26	NR	N'A	08/01/26
	XD	08161HAN0	A	BB	BBB	BB-	08/01/26	NR	N'A	08/01/26
	AM	08161HAH3	AAA	AAA	AAA	AA-	08/01/26	NR	N'A	08/01/26
	B	08161HAJ9	AA	AA	AA-	A-	08/01/26	NR	N'A	08/01/26
	C	08161HAK6	A	BBB (low)	A-	BBB-	08/01/26	NR	N'A	08/01/26
	D	08161HAQ3	A	BB (low)	BBB	BB-	08/01/26	NR	N'A	08/01/26
ERR		08161HAT7	BBB	N/A	BBB-	N'A	08/01/26	NR	N'A	08/01/26
	FRR	08161HAV2	BB	N/A	BB-	N'A	08/01/26	NR	N'A	08/01/26
GRR		08161HAX8	B	N/A	B-	N'A	08/01/26	NR	N'A	08/01/26
HRR		08161HAZ3	NR	N/A	NR	N'A	08/01/26	NR	N'A	08/01/26
NR	- Designates that the class was not rated by the above agency at the time of original issuance.
N/A	- Data not available this period.
X	- Designates that the above rating agency did not rate any classes in this transaction at the time of original issuance.
(1)

For any class not rated at the time of original issuance by any particular rating agency, no request has been made subsequent to issuance to obtain rating information, if any, from such rating agency. The current ratings were obtained directly from the applicable rating agency within 30 days of the payment date listed above. The ratings may have changed since they were obtained. Because the ratings may have changed, you may want to obtain current ratings directly from the rating agencies.

© 2021 Computershare. All rights reserved. Confidential.										Page 7 of 28

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	988,124,876.47	988,124,876.47	Beginning Certificate Balance	989,250,199.46
(-) Scheduled Principal Collections	730,564.19	730,564.19	(-) Principal Distributions	730,564.19
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	987,394,312.28	987,394,312.28	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	990,475,494.85	990,475,494.85	Ending Certificate Balance	988,519,635.27
Ending Actual Collateral Balance	989,901,094.81	989,901,094.81

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	1,125,322.99
Beginning Cumulative Advances	0.00	1,125,323.25	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	1,125,322.99
Ending Cumulative Advances	0.00	1,125,323.25	Net WAC Rate	4.66%
			UC / (OC) Interest	4,370.84
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 28

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	44,030,521.47	4.46%	21	4.9902	NAP	Defeased	4	44,030,521.47	4.46%	21	4.9902	NAP
	7,499,999 or less	3	14,383,724.49	1.46%	22	5.1786	1.522640	1.44 or less	12	260,511,495.34	26.38%	17	4.9620	1.040335
7,500,000 to 14,999,999		12	131,079,841.32	13.28%	21	4.8422	1.905491	1.45 to 1.49	1	18,871,978.47	1.91%	22	4.8600	1.484100
15,000,000 to 24,999,999		8	152,444,543.49	15.44%	22	5.0310	1.602299	1.50 to 1.74	9	162,942,699.66	16.50%	21	4.8859	1.627412
25,000,000 to 49,999,999		9	310,455,681.51	31.44%	17	4.6523	1.484778	1.75 to 1.99	3	37,590,182.47	3.81%	21	4.7770	1.836385
	50,000,000 or greater	6	335,000,000.00	33.93%	12	3.9678	3.034472	2.00 to 2.49	2	28,447,434.87	2.88%	21	5.1776	2.178765
	Totals	42	987,394,312.28	100.00%	17	4.5265	2.082982	2.50 or greater	11	435,000,000.00	44.06%	14	4.0054	2.984432
								Totals	42	987,394,312.28	100.00%	17	4.5265	2.082982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 28

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	3	44,030,521.47	4.46%	21	4.9902	NAP
							Defeased	3	44,030,521.47	4.46%	21	4.9902	NAP
Arizona	1	60,000,000.00	6.08%	17	3.5595	2.919300
							Industrial	4	56,255,085.91	5.70%	23	5.0136	1.237551
California	9	239,584,439.65	24.26%	20	4.2710	2.417617
							Lodging	7	101,908,234.07	10.32%	9	5.1060	1.176100
Florida	2	131,302,852.72	13.30%	23	4.2645	2.451442
							Mixed Use	3	51,711,246.48	5.24%	21	4.9590	1.222004
Hawaii	1	18,742,403.12	1.90%	22	5.0880	1.425000
							Multi-Family	4	108,450,000.00	10.98%	20	4.2276	2.372152
Illinois	2	84,349,578.13	8.54%	(13)	4.7221	2.665557
							Office	18	328,583,711.81	33.28%	11	4.1519	2.688897
Kansas	1	2,081,565.00	0.21%	22	5.0100	1.862000
							Retail	13	283,007,340.18	28.66%	22	4.5934	2.008533
Maryland	1	7,788,122.99	0.79%	(27)	5.0960	(0.291600)
							Self Storage	1	13,448,172.36	1.36%	22	5.0700	1.694500
Michigan	1	10,067,573.42	1.02%	(27)	5.0960	(0.291600)
							Totals	53	987,394,312.28	100.00%	17	4.5265	2.082982
Mississippi	1	9,497,710.95	0.96%	(27)	5.0960	(0.291600)

Montana	1	8,142,434.86	0.82%	21	4.8600	1.642800

Nevada	1	14,310,182.47	1.45%	21	4.8850	1.767600

New Jersey	4	74,682,341.75	7.56%	21	4.7714	1.567328

New Mexico	1	1,198,435.00	0.12%	22	5.0100	1.862000

New York	4	92,432,281.82	9.36%	22	4.4170	2.293008

North Carolina	11	54,544,157.20	5.52%	20	4.6833	1.218728

Ohio	3	34,320,107.38	3.48%	22	5.0796	1.599469

Oklahoma	1	18,871,978.47	1.91%	22	4.8600	1.484100

Pennsylvania	2	29,135,979.28	2.95%	22	5.2692	1.984878

Tennessee	1	34,421,732.20	3.49%	22	4.9400	1.630900

Washington	2	17,889,914.39	1.81%	20	4.7099	1.549030

Totals	53	987,394,312.28	100.00%	17	4.5265	2.082982

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 28

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	44,030,521.47	4.46%	21	4.9902	NAP	Defeased	4	44,030,521.47	4.46%	21	4.9902	NAP
	3.9999% or less	4	190,000,000.00	19.24%	19	3.6650	3.098068	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.2499%	3	165,000,000.00	16.71%	23	4.1066	2.632727	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.2500% to 4.4999%	1	10,000,000.00	1.01%	21	4.3800	2.648000	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.7499%	6	147,446,081.76	14.93%	1	4.6147	2.446260	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.7500% to 4.9999%	12	256,670,157.65	25.99%	22	4.8818	1.484054	49 months or greater	38	943,363,790.81	95.54%	17	4.5048	2.113119
	5.0000% or greater	12	174,247,551.40	17.65%	14	5.1566	1.161127	Totals	42	987,394,312.28	100.00%	17	4.5265	2.082982
	Totals	42	987,394,312.28	100.00%	17	4.5265	2.082982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

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				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	4	44,030,521.47	4.46%	21	4.9902	NAP	Defeased	4	44,030,521.47	4.46%	21	4.9902	NAP
	60 months or less	38	943,363,790.81	95.54%	17	4.5048	2.113119	Interest Only	18	548,980,000.00	55.60%	16	4.1782	2.709098
61 months to 77 months		0	0.00	0.00%	0	0.0000	0.000000	299 months or less	20	394,383,790.81	39.94%	18	4.9596	1.283521
	78 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months to 350 months	0	0.00	0.00%	0	0.0000	0.000000
	Totals	42	987,394,312.28	100.00%	17	4.5265	2.082982	351 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	42	987,394,312.28	100.00%	17	4.5265	2.082982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 28

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	4	44,030,521.47	4.46%	21	4.9902	NAP			No outstanding loans in this group
Underwriter's Information		4	90,000,000.00	9.11%	21	4.1038	2.835556
	12 months or less	30	729,533,733.08	73.88%	17	4.5021	2.237630
	13 months to 24 months	1	18,871,978.47	1.91%	22	4.8600	1.484100
	25 months or greater	3	104,958,079.26	10.63%	8	4.8039	0.741305
	Totals	42	987,394,312.28	100.00%	17	4.5265	2.082982
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure.

(4)	Note: There are no Hyper-Amortization Loans included in the Mortgage Pool.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310731001	RT	Aventura	FL	Actual/360	4.121%	266,164.06	0.00	0.00	N/A	07/01/28	--	75,000,000.00	75,000,000.00	08/01/26
1A	310731008				Actual/360	4.121%	141,954.17	0.00	0.00	N/A	07/01/28	--	40,000,000.00	40,000,000.00	08/01/26
2	656120809	OF	San Francisco	CA	Actual/360	3.709%	159,675.83	0.00	0.00	04/06/28	04/06/31	--	50,000,000.00	50,000,000.00	08/06/26
2A	656120812				Actual/360	3.709%	95,805.50	0.00	0.00	04/06/28	04/06/31	--	30,000,000.00	30,000,000.00	08/06/26
3	310851003	OF	Tempe	AZ	Actual/360	3.559%	183,907.50	0.00	0.00	01/06/28	01/06/33	--	60,000,000.00	60,000,000.00	08/06/26
4	304102053	Various Various		Various	Actual/360	4.898%	182,087.78	57,794.99	0.00	N/A	07/06/28	--	43,172,418.56	43,114,623.57	08/06/26
4A	310852053				Actual/360	4.898%	54,737.77	17,373.87	0.00	N/A	07/06/28	04/06/28	12,978,146.64	12,960,772.77	08/06/26
5	656120805	MF	San Francisco	CA	Actual/360	3.722%	160,244.95	0.00	0.00	N/A	04/06/28	--	50,000,000.00	50,000,000.00	08/06/26
6	310851006	OF	Chicago	IL	Actual/360	4.627%	199,235.28	0.00	0.00	N/A	07/01/23	07/01/26	50,000,000.00	50,000,000.00	07/01/26
7	310851007	OF	New York	NY	Actual/360	4.073%	175,365.28	0.00	0.00	06/01/28	06/01/29	--	50,000,000.00	50,000,000.00	08/01/26
8	310550009	OF	Durham	NC	Actual/360	4.575%	170,640.20	62,970.62	0.00	N/A	04/01/28	--	43,318,064.38	43,255,093.76	02/01/26
9	310851009	MF	Jersey City	NJ	Actual/360	4.662%	80,283.11	0.00	0.00	N/A	04/06/28	--	20,000,000.00	20,000,000.00	08/06/26
9A	310851109				Actual/360	4.662%	40,141.56	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	08/06/26
9B	310851119				Actual/360	4.662%	40,141.56	0.00	0.00	N/A	04/06/28	--	10,000,000.00	10,000,000.00	08/06/26
10	310851010	LO	Nashville	TN	Actual/360	4.940%	146,709.34	66,554.93	0.00	N/A	06/01/28	--	34,488,287.13	34,421,732.20	08/01/26
11	304102040	OF	Westchester	IL	Actual/360	4.860%	144,034.57	67,284.68	0.00	N/A	06/06/28	--	34,416,862.81	34,349,578.13	12/06/25
12	310851012	RT	Sherman Oaks	CA	Actual/360	4.751%	131,939.23	0.00	0.00	N/A	05/01/28	--	32,250,000.00	32,250,000.00	08/01/26
15	310851015	LO	Various	Various	Actual/360	5.096%	120,196.02	37,188.15	0.00	N/A	05/01/24	--	27,390,595.52	27,353,407.37	01/01/23
17	304102039	MU	Los Angeles	CA	Actual/360	5.040%	111,733.80	33,868.81	0.00	N/A	05/06/28	--	25,745,115.29	25,711,246.48	08/06/26
18	656120796	MF	Jenks	OK	Actual/360	5.035%	86,718.79	59,938.97	0.00	N/A	03/06/28	--	20,001,129.62	19,941,190.65	08/06/26
19	310851019	IN	North Canton	OH	Actual/360	5.210%	93,665.80	38,269.11	0.00	N/A	07/06/28	--	20,877,771.37	20,839,502.26	08/06/26
20	304102056	RT	Brooklyn	NY	Actual/360	4.980%	102,920.00	0.00	0.00	N/A	07/06/28	--	24,000,000.00	24,000,000.00	08/06/26
21	304102059	RT	Yukon	OK	Actual/360	4.860%	79,112.44	31,830.17	0.00	N/A	06/06/28	--	18,903,808.64	18,871,978.47	08/06/26
22	656120821	RT	Kailua-Kona	HI	Actual/360	5.088%	82,209.08	21,082.43	0.00	N/A	06/06/28	--	18,763,485.55	18,742,403.12	08/06/26
24	656120825	LO	Orlando	FL	Actual/360	5.275%	74,169.30	25,506.27	0.00	N/A	06/06/28	--	16,328,358.99	16,302,852.72	08/06/26
25	310550103	MU	Monterey Park	CA	Actual/360	4.845%	75,097.50	0.00	0.00	N/A	04/01/28	--	18,000,000.00	18,000,000.00	08/01/26
26	310851026	LO	Hershey	PA	Actual/360	5.440%	73,619.38	27,906.06	0.00	N/A	06/06/28	--	15,715,712.98	15,687,806.92	08/06/26
27	310851027	RT	Everett	WA	Actual/360	4.560%	55,816.67	23,783.36	0.00	N/A	04/01/28	--	14,214,771.36	14,190,988.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 28

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28	310851028	RT	Las Vegas	NV	Actual/360	4.885%	60,278.04	19,459.17	0.00	N/A	05/06/28	--	14,329,641.64	14,310,182.47	08/06/26
29	310851029	RT	Cleveland	OH	Actual/360	4.855%	53,435.26	21,804.02	0.00	N/A	04/06/28	--	12,781,431.97	12,759,627.95	08/06/26
30	310851030	SS	Philadelphia	PA	Actual/360	5.070%	58,788.91	17,507.30	0.00	N/A	06/06/28	--	13,465,679.66	13,448,172.36	08/06/26
31	656120837	RT	Washington	NC	Actual/360	5.100%	49,722.46	32,937.89	0.00	N/A	06/01/28	--	11,322,001.33	11,289,063.44	08/01/26
32	304102032	RT	Menifee	CA	Actual/360	5.150%	46,586.90	15,660.09	0.00	N/A	05/06/28	--	10,505,032.33	10,489,372.24	08/06/26
33	304102037	MF	New York	NY	Actual/360	4.380%	37,716.67	0.00	0.00	N/A	05/06/28	--	10,000,000.00	10,000,000.00	08/06/26
35	304102034	LO	Missoula	MT	Actual/360	4.860%	34,143.24	16,045.08	0.00	N/A	05/06/28	--	8,158,479.94	8,142,434.86	08/06/26
36	310851036	MF	Antioch	CA	Actual/360	4.985%	36,272.80	0.00	0.00	N/A	05/06/28	--	8,450,000.00	8,450,000.00	08/06/26
37	310851037	MU	Los Angeles	CA	Actual/360	4.955%	34,134.44	0.00	0.00	N/A	06/06/28	--	8,000,000.00	8,000,000.00	08/06/26
38	656120822	RT	Palmdale	CA	Actual/360	5.191%	29,914.79	8,484.06	0.00	N/A	06/06/28	--	6,692,304.99	6,683,820.93	08/06/26
39	310851039	OF	Riverton	UT	Actual/360	5.095%	24,428.73	10,539.16	0.00	N/A	05/06/28	--	5,567,977.17	5,557,438.01	08/06/26
40	304102041	MF	Lima	OH	Actual/360	4.940%	23,735.74	8,653.77	0.00	N/A	05/06/28	--	5,579,773.81	5,571,120.04	08/06/26
41	656120820	RT	Various	Various	Actual/360	5.285%	20,151.82	8,121.23	0.00	N/A	05/06/28	--	4,428,024.79	4,419,903.56	08/06/26
44	304102044	OF	Various	Various	Actual/360	5.010%	14,150.47	0.00	0.00	N/A	06/06/28	--	3,280,000.00	3,280,000.00	08/06/26
Totals							3,851,786.74	730,564.19	0.00				988,124,876.47	987,394,312.28
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	177,456,385.50	47,640,243.14	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	31,379,062.30	8,129,715.06	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3	59,197,024.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,684,430.52	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
5	29,828,608.36	18,135,909.14	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	37,771,404.00	19,685,169.00	01/01/25	09/30/25	07/01/26	22,807,544.58	0.00	199,073.83	199,073.83	0.00	0.00
7	29,609,841.29	13,954,337.04	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	7,060,453.37	3,181,666.21	01/01/24	06/30/24	04/13/26	14,352,410.56	167,238.76	176,311.17	1,231,146.91	0.00	0.00
9	14,785,188.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
9B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	8,888,219.67	8,357,921.85	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	10,443,656.27	8,188,545.85	07/01/23	06/30/24	04/13/26	20,805,072.70	429,286.66	123,874.01	1,260,097.52	0.00	0.00
12	2,676,341.24	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	146,620.69	07/01/23	06/30/24	03/11/26	13,607,822.28	905,201.39	97,335.66	5,857,200.33	1,380,488.65	0.00
17	1,624,106.94	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
18	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19	2,505,052.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
20	1,991,578.50	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,094,990.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,983,877.28	456,164.49	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
24	1,859,112.62	1,937,460.64	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	7,546,476.38	7,808,407.19	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
26	3,203,502.87	2,957,111.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	1,698,835.72	405,497.81	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	1,680,364.95	440,368.68	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	4,265,884.92	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,545,957.00	782,549.22	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,377,633.67	354,608.05	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,182,670.86	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	1,449,516.52	294,512.41	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
35	1,066,145.94	1,156,955.30	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	593,420.26	143,574.72	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	778,798.11	326,584.73	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
38	686,775.00	171,694.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
40	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
41	502,098.74	129,560.82	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
44	315,279.58	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	453,732,693.70	144,785,177.04				71,572,850.12	1,501,726.81	596,594.67	8,547,518.59	1,380,488.65	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	77,604,671.89	0	0.00	0	0.00	1	43,255,093.76	0	0.00	0	0.00	4.526472%	4.470979%	17
07/17/26	0	0.00	0	0.00	2	77,734,927.19	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.526799%	4.471289%	18
06/17/26	0	0.00	0	0.00	2	77,874,783.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527151%	4.471624%	19
05/15/26	0	0.00	1	43,448,735.34	1	34,555,209.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527474%	4.484561%	20
04/17/26	1	43,516,454.18	0	0.00	1	34,626,292.09	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.527822%	4.484882%	21
03/17/26	0	0.00	0	0.00	2	78,270,822.82	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.528141%	4.485176%	22
02/18/26	0	0.00	1	43,656,678.66	1	34,772,303.49	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.528540%	4.485543%	23
01/16/26	1	43,718,073.54	0	0.00	1	34,837,826.44	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.528855%	4.485833%	24
12/17/25	0	0.00	1	34,903,076.32	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.529168%	4.486122%	25
11/18/25	0	0.00	0	0.00	2	78,818,447.17	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.529506%	4.486433%	26
10/20/25	0	0.00	0	0.00	2	78,943,787.96	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.529816%	4.486718%	27
09/17/25	0	0.00	2	79,078,906.55	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	4.530150%	4.487026%	28
Note: Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
6	310851006	07/01/26	0	5	199,073.83	199,073.83	0.00	50,000,000.00	02/12/26	98
8	310550009	02/01/26	5	6	176,311.17	1,231,146.91	276,983.38	43,656,678.66	09/05/24	1
11	304102040	12/06/25	7	6	123,874.01	1,260,097.52	58,039.20	34,903,076.32	09/10/24	2
15	310851015	01/01/23	42	5	97,335.66	5,857,200.33	2,505,719.99	28,905,106.80	03/15/23	98
Totals					596,594.67	8,547,518.59	2,840,742.57	157,464,861.78
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		77,353,407	0	77,353,407		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		720,040,905	642,436,233	77,604,672		0
25 - 36 Months		50,000,000	50,000,000	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		80,000,000	80,000,000	0		0
> 60 Months		60,000,000	60,000,000	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	987,394,312	882,436,233	0	0	104,958,079	0
Jul-26	988,124,876	882,999,354	0	0	105,125,523	0
Jun-26	988,912,715	883,606,445	0	0	105,306,270	0
May-26	989,636,810	884,164,531	0	43,448,735	62,023,544	0
Apr-26	990,418,415	884,766,771	43,516,454	0	62,135,189	0
Mar-26	991,136,095	885,319,866	0	0	105,816,229	0
Feb-26	992,033,166	886,010,761	0	43,656,679	62,365,726	0
Jan-26	992,743,967	886,558,505	43,718,074	0	62,467,388	0
Dec-25	993,451,740	930,883,120	0	34,903,076	27,665,543	0
Nov-25	994,217,614	887,693,894	0	0	106,523,720	0
Oct-25	994,919,109	888,234,398	0	0	106,684,711	0
Sep-25	995,678,933	888,819,692	0	79,078,907	27,780,334	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
6	310851006	50,000,000.00	50,000,000.00	195,000,000.00	05/22/26	26,318,998.85	4.10970	09/30/25	07/01/23	I/O
8	310550009	43,255,093.76	43,656,678.66	52,500,000.00	01/12/26	6,398,295.78	1.37040	06/30/24	04/01/28	262
11	304102040	34,349,578.13	34,903,076.32	42,200,000.00	02/02/26	8,188,545.85	1.30470	06/30/24	06/06/28	261
15	310851015	27,353,407.37	28,905,106.80	41,900,000.00	11/19/25	146,620.69	0.04870	06/30/24	05/01/24	262
Totals		154,958,079.26	157,464,861.78	331,600,000.00		41,052,461.17

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
6	310851006	OF	IL	02/12/26	98

Special servicing transferred from Situs to ASC, effective 4/14/26. The loan is in default as Borrower failed to repay the loan on its maturity date (7/1/26). Given the challenging leasing environment, particularly within the East Loop submarket of downto wn Chicago, Borrower submitted a three-year extension request (inclusive of extension options) in order to stabilize the asset and repay the loan at a future date. This request was unequivocally denied. SS is negotiating a shorter-term forbearance arrange ment (up to 2 years) wherein Borrower would be required to make substantial upfront and ongoing capital investments to rebalance the leasing reserve. The framework includes a future discounted payoff option and enhanced credit protections that would (a) a llow the Borrower to execute its business plan while safeguarding noteholder interests and maximizing recovery on the loan, and (b) allow the SS to accelerate and streamline the collateral liquidation process at the same time.

8	310550009	OF	NC	09/05/24	1

The loan transferred to Special Servicing effective 9/6/2024 for imminent monetary default. The subject is a 691,705 SF complex located in Durham, NC. The complex consists of 10 buildings that were built between 1985 and 1988. Occupancy as of June 2026 wa s 59.5%. An October 2025 site inspection found the collateral in good overall condition. Borrower's 2026 budget indicates a NOI DSCR of 0.99x. The special servicer closed a loan modification in July 2026. The loan modification bifurcated the existing's lo an unpaid principal balance into a $45,175,000 ($65/SF) A- Note and $26,576,319.51 ($38/SF) B-Note. The modification includes but is not limited to requiring hard cash management through loan maturity, increased financial reporting, $10MM of new cash equi ty from the Borrower, an expanded guaranty, and a one-year maturity extension option. The special servicer is working to board the loan modification with the master servicer.

11	304102040	OF	IL	09/10/24	2

The loan transferred to SS effective 9/10/2024 for imminent non-monetary default. The subject is a 1,156,538 SF suburban office complex comprised of five office buildings located in Westchester, IL, built in 1986 and renovated in 2016. As of

July 2026, th e subject is 56.3% leased, compared to YE 2025 occupancy of 57.0%. Occupancy decreased from 57.0% in June 2026, due to the lease expiration of an existing tenant. A small existing tenant (<1% NRA) executed a short-term renewal in July. Lease proposals are out to a few tenant prospects, and extension proposals are under review with three of the larger existing tenants. A site inspection was completed in October 2025 and reported the Property is in fair condition with no material deferred maintenance observ ed, but noted some repairs needed related to pavement/parking areas as well as areas of the facade. The Receiver is addressing these items. One of three pari passu loans. The loans are cash managed. Following a monetary default by the Borrower, the SS com menced the exercise of remedies, including filing for foreclosure and for the appointment a receiver with the court. On 1/30/2026, a Receiver was appointed. A foreclosure sale has been scheduled for August 3, 2026. The SS expects to take title to the subj ect in September 2026.

15	310851015	LO	Various	03/15/23	98

The loan transferred to special servicing effective 3/15/2023. The loan is secured by three hotels. The 226-unit DoubleTree Grand Rapids was built in 1979 and renovated in 2015. The TTM April 2026 STR states 40.1 Occ, $106.73 ADR, and

$42.79 RevPAR.RevPAR index of 59.5 compares to 74.6 in 2025. The Grand Rapids asset was inspected in Feb 2026 and found to be in generally good condition, despite the need for comprehensive renovation. The 276-unit Hilton Jackson was built in 1984 and renovated in 2014. The TTM Feb 2026 STR states 44.2% Occ, $115.50 ADR, and $51.09 RevPAR. RevPAR index of 62.6 compares to 71.1 in 2025. The Jackson asset was inspected in Feb 2026 and found to be in overall good condition with some relatively minor deferred maintenance noted. That said, the asset needs comprehensive renovation. The 219-unit DoubleTree Annapolis was built in 1963 and renovated in 2014. The TTM April 2026 STR states 60.3%

Occ, $143.01 ADR, and $86.23 RevPAR. RevPAR index of 113.2 compares to 104.3 in 2025. The A nnapolis asset was inspected in Feb 2026 and found to be in generally good condition, despite the need for renovation. Most recently the meeting space carpet has been replaced. Due to a casualty event, the hotel's shuttle is in process of being replaced. An auction was recently completed on the Hilton Jackson and the asset is under contract to be sold. It is anticipated that the

Receiver will close the transaction in Sep.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
8	310550009	0.00	4.57460%	0.00	4.57460%	8	07/24/26	07/24/26	--
15	310851015	0.00	5.09600%	0.00	5.09600%	9	11/10/21	11/01/20	12/13/21
17	304102039	27,000,000.00	5.04000%	27,000,000.00	5.04000%	10	08/21/20	08/25/20	--
24	656120825	17,779,399.84	5.27500%	17,779,399.84	5.27500%	10	05/04/20	05/06/20	06/11/20
24	656120825	0.00	5.27500%	0.00	5.27500%	10	06/11/20	05/06/20	05/04/20
25	310550103	0.00	4.84500%	0.00	4.84500%	9	08/13/21	10/01/20	09/13/21
26	310851026	0.00	5.44000%	0.00	5.44000%	10	07/01/20	07/06/20	08/11/20
26	310851026	0.00	5.44000%	0.00	5.44000%	10	08/11/20	07/06/20	07/01/20
Totals		44,779,399.84		44,779,399.84
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
6	0.00	0.00	347.22	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	9,325.42	0.00	0.00	56,352.19	0.00	0.00	0.00	0.00	0.00	0.00
11	0.00	0.00	7,409.19	0.00	0.00	86,979.65	0.00	0.00	0.00	0.00	0.00	0.00
15	0.00	0.00	5,896.59	0.00	0.00	59,655.56	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	0.00	0.00	1,032.92	0.00	0.00	0.00	0.00	0.00	0.00	0.00
31	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	28.41	0.00	0.00	0.00
33	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	47.85	0.00	0.00	0.00
Total	0.00	0.00	22,978.42	0.00	1,032.92	202,987.40	0.00	0.00	76.26	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		227,075.00

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Supplemental Notes
None

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